Supplemental cash information (Detail) - Supplementary Information For The Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-cash investing and financing transactions
Mineral properties acquired by way of non-monetary transaction		$ 37,630
Shares issued on acquisition of Reservoir Minerals Inc.		287,033
Shares issued as part of DRIP	2,337	1,590
Closure and reclamation increase in mineral properties, plant and equipment	(8,677)
Capital assets under finance lease		623
Depreciation added to (relieved from) inventory	$ (3,622)	$ 4,743